Goodwill and Acquired Intangible Assets - Schedule of Finite-Lived intangible assets, future amortization expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2023	$ 1,681
2024	1,265
2025	1,265
2026	989
2027	228
Thereafter	379
Total	$ 5,807